16. Convertible Notes And Warrants Derivative Financial Instruments (Details)	12 Months Ended			24 Months Ended
	Mar. 12, 2010	Mar. 12, 2009	Mar. 12, 2008	Mar. 12, 2012
Convertible Notes And Warrants Derivative Financial Instruments Details
Convertible Debt Interest Rate	7.00%	5.00%	3.00%	10.00%